                                    NEW YORK LIFE INSURANCE COMPANY
                                    51 Madison Avenue
                                    New York, NY 10010
                                    Bus: 212-576-7558
                                    Fax: 212-447-0569
                                    E-Mail: charles_a_whites@newyorklife.com
                                    www.newyorklife.com


                                    CHARLES A. WHITES, JR.
                                    Associate General Counsel


VIA EDGAR
---------


April 12, 2011


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.
20549


Re:      New York Life Insurance and Annuity Corporation ("NYLIAC")
         NYLIAC Variable Annuity Separate Account-IV ("Registrant") Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for New York Life Flexible Premium Annuity II (the "Policy")
         File No. 333-172044


Commissioners:


Submitted herewith for filing on behalf of Registrant and its depositor, NYLIAC, is one electronically formatted copy of pre-effective amendment no. 1 to the above referenced registration statement ("Registration Statement") under the Securities Act of 1933 and the Investment Company Act of 1940.



                            1. PURPOSE OF AMENDMENT



         Registrant is filing the Amendment to:

              - respond to comments of the Commission staff ("staff") on the Registration Statement, which staff provided to Registrant on April 1, 2011 (the "Comment Letter") and in subsequent discussions;

              - include audited financial statements of NYLIAC and the Registrant in the Registration Statement; and

              - include any exhibits required on Form N-4 that were not previously filed.

         Registrant represents that the Amendment does not reflect any other material changes to the Registration Statement.


































Securities and Exchange Commission
Page 2 of 2


                         2. TIMETABLE FOR EFFECTIVENESS



NYLIAC plans to begin marketing the Policy on or about May 1, 2011 ("Launch Date"). Accordingly, we would appreciate the Commission staff's efforts in processing the Registration Statement so that it may be declared effective on April 14, 2011, or as soon as practicable after the filing of this Registration Statement, to provide enough time to print the prospectuses in advance of the Launch Date.



At the appropriate time, Registrant or its counsel, Jorden Burt LLP, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter, NYLIFE Distributors, LLC, have authorized such counsel to state on their behalf that they are aware of their obligations under the Securities Act.



To facilitate the Commission staff's review of the Amendment, we are sending under separate cover marked copies of the Prospectus and Statement of Additional Information showing all material changes thereto as well as changes responsive to the Comment Letter.


                                  -----------


I look forward to receiving your comments at your earliest convenience. If you have any questions concerning this filing, please contact the undersigned at 212-576-7558.



Very truly yours,


/s/ Charles A. Whites, Jr.
-------------------------------------
Charles A. Whites, Jr.
Associate General Counsel

cc: Mr. Patrick Scott